Pension Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Inputs, Level 2 FCI's Pension Plan Assets	Dec. 31, 2013 Subsequent Event	Dec. 31, 2012 Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension						6.00%
Contributions and Recognized Pension Costs under Labor Pension Act	$ 716	$ 607	$ 514
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
Estimated Future Contributions under Labor Standards Law					60
Concentration of risk				$ 0